Acquisition - The Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 11, 2021
Disclosure of detailed information about business combination [line items]
Goodwill	$ 64,268	$ 64,268
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 320
Trade and other receivables			3,112
Property, plant & equipment			190
Intangible assets			17,279
Goodwill			23,991
Accounts payable and accrued liabilities			(1,817)
Deferred income tax liability			(3,878)
Fair Value of Assets Acquired and Liabilities Assumed			$ 39,197